Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares	Dec. 31, 2022 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Interest income	₩ 22,013,341	$ 14,894,006	₩ 20,641,554	₩ 14,654,549
Financial assets at FVTPL	236,793	160,212	192,094	106,698
Financial assets at FVTOCI	1,281,642	867,146	999,407	632,615
Financial assets at amortized cost	20,494,906	13,866,648	19,450,053	13,915,236
Interest expense	(13,127,005)	(8,881,600)	(11,899,014)	(5,957,970)
Net interest income (Notes 11, 30 and 41)	8,886,336	6,012,406	8,742,540	8,696,579
Fees and commissions income	2,874,216	1,944,666	2,565,814	2,499,700
Fees and commissions expense	(788,046)	(533,184)	(845,333)	(789,530)
Net fees and commissions income (Notes 11, 31 and 41)	2,086,170	1,411,482	1,720,481	1,710,170
Dividend income (Notes 11, 32 and 41)	310,320	209,959	240,293	159,982
Net gain on financial instruments at FVTPL (Notes 11, 33 and 41)	1,492,783	1,010,002	488,486	238,502
Net gain (loss) on financial assets at FVTOCI (Notes 11 and 34)	96,620	65,372	(37,641)	(21,498)
Net gain arising on financial assets at amortized cost (Note 11)	286,885	194,104	203,942	74,204
Impairment losses due to credit loss (Notes 35 and 41)	(1,716,295)	(1,161,228)	(1,894,916)	(885,272)
General and administrative expenses (Notes 36 and 41)	(4,468,973)	(3,023,662)	(4,443,433)	(4,529,890)
Other net operating expense (Notes 11, 26, 36 and 41)	(2,718,656)	(1,839,415)	(1,520,723)	(1,012,253)
Operating income	4,255,190	2,879,020	3,499,029	4,430,524
Share of gain of joint ventures and associates (Note 13)	76,265	51,600	109,831	69,996
Other non-operating income (expense)	(108,608)	(73,484)	(91,407)	47,050
Non-operating income (expense)	(32,343)	(21,884)	18,424	117,046
Non-operating income (expense) (Note 37)	4,222,847	2,857,136	3,517,453	4,547,570
Income tax expense (Note 38)	(1,051,378)	(711,352)	(890,559)	(1,178,496)
Net income	3,171,469	2,145,784	2,626,894	3,369,074
Other comprehensive income [abstract]
Net gain (loss) on valuation of equity securities at FVTOCI	(138,097)	(93,435)	193,191	(30,146)
Net gain on credit risk fluctuation of financial liabilities designated to be measured at FVTPL	1,348	912
Changes in capital due to equity method	(1,663)	(1,125)	8,603	(4,527)
Remeasurement gain (loss) related to defined benefit plan	(61,929)	(41,900)	(79,460)	251,440
Items that will not be reclassified to profit or loss	(200,341)	(135,548)	122,334	216,767
Net gain (loss) on valuation of debt securities at FVTOCI	172,155	116,478	532,334	(463,725)
Changes in capital due to equity method	(3,704)	(2,506)	(5,638)	5,139
Net gain on foreign currency translation of foreign operations	522,845	353,752	45,080	32,536
Net loss on valuation of hedges of net investments in foreign operations	(114,827)	(77,691)	(14,049)	(20,701)
Net gain (loss) on valuation of cash flow hedge	6,591	4,459	(16,524)	(9,835)
Items that may be reclassified to profit or loss	583,060	394,492	541,203	(456,586)
Other comprehensive income(loss), net of tax	382,719	258,944	663,537	(239,819)
Total comprehensive income	3,554,188	2,404,728	3,290,431	3,129,255
Net income attributable to:
Net income attributable to owners	3,085,995	2,087,953	2,506,296	3,186,772
Net income attributable to non-controlling interests	85,474	57,831	120,598	182,302
Total comprehensive income attributable to:
Comprehensive income attributable to owners	3,454,620	2,337,361	3,164,464	2,954,145
Comprehensive income attributable to non-controlling interests	₩ 99,568	$ 67,367	₩ 125,967	₩ 175,110
Earnings per share
Basic earnings per share | (per share)	₩ 3,950	$ 2,673	₩ 3,230	₩ 4,251
Diluted earnings per share | (per share)	₩ 3,950	$ 2,673	₩ 3,230	₩ 4,251